Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
Operating Leases—We lease office space in countries in which we operate. As of December 31, 2015, the future minimum lease payments under the non-cancelable operating leases with lease terms in excess of one year was as follows:

(In thousands)
Years Ending December 31,
2016	$2,327
2017	2,259
2018	2,183
2019	2,083
2020	2,121
Thereafter	8,102
Total future minimum lease payments	$19,075

During the years ended December 31, 2015, 2014 and 2013, rent expense was $3.0 million, $4.5 million and $2.0 million, respectively.
Commitments—As of December 31, 2015, following our rescission of the Construction Contract for the Pacific Zonda, we had no material commitments for capital expenditures related to the construction of a newbuild drillship.
Our liquidity fluctuates depending on a number of factors, including, among others, our revenue efficiency and the timing of accounts receivable collection as well as payments for operating costs and debt repayments. Primary sources of funds for our short-term liquidity needs are expected to be our cash balances and cash flow generated from operating and financing activities, which includes availability under the 2013 Revolving Credit Facility. We believe that these sources will provide sufficient liquidity over the next twelve months to fund our working capital needs and scheduled payments on our long-term debt.
Customs Bonds—As of December 31, 2015, we were contingently liable under certain customs bonds totaling approximately $227.9 million issued as security in the normal course of our business.
Contingencies—It is to be expected that we and our subsidiaries will routinely be involved in litigation and disputes arising in the ordinary course of our business.
On April 16, 2013, Transocean Offshore Deepwater Drilling, Inc. (“Transocean”) filed a complaint against us in the United States District Court for the Southern District of Texas alleging infringement of their dual activity patents, supplemented by an Amended Complaint filed on May 13, 2013. In its Amended Complaint, Transocean seeks relief in the form of a permanent injunction, compensatory damages, enhanced damages, court costs and fees. On May 31, 2013, we filed our Answer to the Amended Complaint and our Counterclaims seeking Declaratory Judgments that we do not infringe the asserted Transocean patents and that such patents are invalid and unenforceable. The Court issued its claim construction order on May 27, 2015, and the trial is currently scheduled for August 8, 2016. We do not believe that the ultimate liability, if any, resulting from this litigation will have a material adverse effect on our financial position, results of operations or cash flows.
On October 29, 2015, we exercised our right to rescind the Construction Contract for the drillship the Pacific Zonda due to SHI’s failure to timely deliver the drillship in accordance with the contractual specifications. SHI rejected our rescission, and on November 25, 2015, formally commenced arbitration proceedings against us in London (as specified in the Construction Contract) and notified us of its appointed arbitrator. SHI claims that we wrongfully rejected their tendered delivery of the drillship and seeks the final installment of the purchase price under the Construction Contract. We responded on November 27, 2015 with notice of our appointed arbitrator. The two arbitrators have selected a third arbitrator, thus completing the tribunal. On November 30, 2015, we made demand under the third party refund guarantee accompanying the Construction Contract for the amount of our advance payments made under the Construction Contract, plus interest. Any payment under the refund guarantee is suspended until an award under the arbitration is obtained. Pursuant to a mutually agreed scheduling order, SHI filed its claims submission on January 29, 2016. We responded with our defense and counterclaim on February 26, 2016 and, in addition to seeking repayment of our advance payments made under the Construction Contract, our counterclaim also seeks the return of our purchased equipment, or the value of such equipment, and damages for our wasted expenditures. We do not expect a resolution on this matter within the next 12 months, and we do not believe that the ultimate liability, if any, resulting from this arbitration will have a material adverse effect on our financial position, results of operations or cash flows.